Redeemable Convertible Preferred Stock (Tables)	12 Months Ended
Jan. 31, 2018
Temporary Equity Disclosure Abstract
Summary of Redeemable Convertible Preferred Stock

The following table summarizes our redeemable convertible Series A, Series A-1, Series B, Series B-1, Series C, Series D, Series E, and Series F preferred stock (collectively referred to as the “Preferred Stock”) as of January 31, 2017 and 2018 (in thousands, except share and per share amounts):

			Per Share
	Shares Authorized	Issued and Outstanding	Issue Price	Conversion Price	Dividend	Carrying Value as of January 31,		Liquidation Value
						2017	2018
Series A	5,650,759	5,650,759	$0.7829	$0.7661	$0.0626	$4,448	$4,451	$4,424
Series A-1	2,212,389	2,212,389	0.6780	0.6780	0.0542	1,498	1,500	1,500
Series B	31,053,324	31,049,814	0.8829	0.8829	0.0706	27,412	27,422	27,414
Series B-1	11,522,655	11,500,187	0.8829	0.8829	0.0706	10,077	10,114	10,154
Series C	12,875,817	12,875,817	2.3365	2.3365	0.1869	29,604	29,834	30,084
Series D	12,295,308	12,295,308	4.6393	4.6393	0.3711	57,147	57,197	57,042
Series E	8,756,960	8,756,960	13.1324	13.1324	1.0506	112,910	113,965	115,000
Series F	16,236,232	15,884,865	19.0931	19.0931	1.5274	302,944	303,018	303,292

	100,603,444	100,226,099				$546,040	$547,501	$548,910